Income Tax Expense (Details) - Schedule of reconciliation between provision for income taxes ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Schedule of reconciliation between provision for income taxes [Abstract]
Net loss before provision for income tax after elimination adjustment		¥ (439,952)		¥ (242,911)	¥ (161,997)
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ (109,988)		¥ (60,728)	¥ (40,499)
Effect of intercompany transactions between continuing and discontinued operations		154,947		130,721	112,526
Effect of expenses that are not deductible in determining taxable profit	[1]	66,668		(1,738)	14,320
Unrecognized tax losses		46,488		50,389	7,232
Utilization of tax losses previously not recognized		(11,789)		(4,261)	(125)
Utilization of tax losses against pre-acquisition profits					8,837
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions		(51,815)		(49,907)	(37,378)
Others		(335)		(661)
Income tax expense recognized in profit or loss		¥ 94,176	$ 14,577	¥ 63,815	¥ 64,913

[1]	Included in the expenses that are not deductible in determining taxable profit were primarily related to impairment loss, share based compensation and non-deductible expenses arose from overseas schools.